Information on remuneration - Remuneration costs of individual members of the Board of Management (Detail) - Board of management [Member] - EUR (€)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		€ 9,700,000	€ 9,800,000	€ 7,800,000
Annual incentive [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, short-term employee benefits	[1]	1,944,957	2,264,433	2,322,612
Base salary [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, short-term employee benefits		2,636,250	2,481,250	2,590,417
Key management personnel compensation other		154,256	127,863	261,667
Key management personnel compensation		9,719,143	9,848,153	7,808,117
Pension allowances [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, post-employment benefits	[2]	960,076	923,214	1,012,075
Pension scheme costs [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, post-employment benefits		79,140	77,124	75,834
Performance share plans [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, share-based payment	[3]	3,944,464	3,973,486	1,540,703
Restricted shares [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, share-based payment	[3]		783	4,809
A. Bhattacharya [Member] | Annual incentive [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, short-term employee benefits	[1]	517,472	637,536	553,392
A. Bhattacharya [Member] | Base salary [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, short-term employee benefits		770,000	718,750	687,500
Key management personnel compensation other		63,265	53,522	100,918
Key management personnel compensation		2,602,606	2,595,688	2,247,822
A. Bhattacharya [Member] | Pension allowances [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, post-employment benefits	[2]	230,006	217,823	210,450
A. Bhattacharya [Member] | Pension scheme costs [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, post-employment benefits		26,380	25,708	25,278
A. Bhattacharya [Member] | Performance share plans [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, share-based payment	[3]	995,483	942,220	669,396
A. Bhattacharya [Member] | Restricted shares [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, share-based payment	[3]		129	888
F.A. van Houten [Member] | Annual incentive [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, short-term employee benefits	[1]	1,091,800	1,264,286	1,270,166
F.A. van Houten [Member] | Base salary [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, short-term employee benefits		1,295,000	1,205,000	1,205,000
Key management personnel compensation other		52,713	39,042	84,053
Key management personnel compensation		5,260,111	5,391,265	5,101,429
F.A. van Houten [Member] | Pension allowances [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, post-employment benefits	[2]	559,052	537,181	537,621
F.A. van Houten [Member] | Pension scheme costs [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, post-employment benefits		26,380	25,708	25,278
F.A. van Houten [Member] | Performance share plans [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, share-based payment	[3]	2,235,166	2,319,460	1,975,277
F.A. van Houten [Member] | Restricted shares [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, share-based payment	[3]		588	4,034
M.J. van Ginneken [Member] | Annual incentive [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, short-term employee benefits	[1]	335,685	362,611	69,168
M.J. van Ginneken [Member] | Base salary [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, short-term employee benefits		571,250	557,500	91,667
Key management personnel compensation other		38,278	35,299	13,120
Key management personnel compensation		1,856,426	1,861,200	306,061
M.J. van Ginneken [Member] | Pension allowances [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, post-employment benefits	[2]	171,018	168,210	27,796
M.J. van Ginneken [Member] | Pension scheme costs [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, post-employment benefits		26,380	25,708	4,213
M.J. van Ginneken [Member] | Performance share plans [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, share-based payment	[3]	€ 713,815	711,806	100,022
M.J. van Ginneken [Member] | Restricted shares [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, share-based payment	[3]		€ 66	75
P.A.J. Nota [Member] | Annual incentive [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, short-term employee benefits	[1]			429,886
P.A.J. Nota [Member] | Base salary [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, short-term employee benefits				606,250
Key management personnel compensation other				63,576
Key management personnel compensation				152,805
P.A.J. Nota [Member] | Pension allowances [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, post-employment benefits	[2]			236,208
P.A.J. Nota [Member] | Pension scheme costs [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, post-employment benefits				21,065
P.A.J. Nota [Member] | Performance share plans [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, share-based payment	[3]			(1,203,992)
P.A.J. Nota [Member] | Restricted shares [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation, share-based payment	[3]			€ (188)

[1]	The annual incentives are related to the performance in the year reported which are paid out in the subsequent year. For more details on the annual incentives refer to 2019 Annual Incentive
[2]	The stated amounts mainly concern (share of) allowances to members of the Executive Committee that can be considered as remuneration. In a situation where such a share of an allowance can be considered as (indirect) remuneration (for example, private use of the company car), then the share is both valued and accounted for here. The method employed by the fiscal authorities is the starting point for the value stated.
[3]	Costs of performance shares and restricted share rights are based on accounting standards (IFRS) and do not reflect the value of performance shares and restricted share rights at the vesting/release date